Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF - November | iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: 2.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.70%
Innovator U.S. Small Cap Power Buffer ETF - November | iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: 217.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.00%
Innovator U.S. Small Cap Power Buffer ETF - November | iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: 185.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.80%)
Innovator U.S. Small Cap Power Buffer ETF - November | iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: 256.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.20%)